Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,504,000	$ 12,852,977	$ 4,408,380
Less: accumulated depreciation and amortization	(3,978,000)	(3,324,550)	(1,744,014)
Property and equipment, net	10,526,000	9,528,427	2,664,366
Advanced manufacturing machinery & quality equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,740,000	5,705,034	3,016,377
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,912,107	0
Computer & office hardware
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,148,944	657,972
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	136,000	38,473	34,753
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,400,000	$ 3,048,419	$ 699,278